Sigificant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Description of Business and Organization [Abstract]
Schedule of examines the possibility of decreases in the value of fixed assets
Useful life
Office equipment and furniture	5 years
Vehicles	5 years
Vessels	5 years

Useful life
Office equipment and furniture	5 years
Vehicles	5 years
Yachts	5 years

Schedule of source of revenue for the respective fiscal year
	September 30, 2022	September 30, 2021
Sales of advertising service	$251,418	$180,682

	December 31, 2021	December 31, 2020
Sale of advertising service	$237,756	$51,925

Schedule of exchange rates
	September 30, 2022	December 31, 2021
Period-end RMB:US$ exchange rate	7.1099	6.3588
Period average RMB:US$ exchange rate	6.4763	6.4499
Period-end HK$:US$ exchange rate	7.8497	7.7971
Period average HK$:US$ exchange rate,	7.8000	7.8000

	December 31, 2021	December 31, 2020
Year-end RMB:US$ exchange rate	6.3588	7.0682
Year average RMB:US$ exchange rate	6.4499	7.0324
Year-end HK$:US$ exchange rate	7.7971	7.7502
Year average HK$:US$ exchange rate	7.8000	7.8000

Schedule of presents a reconciliation of basic and diluted net loss per share
	Years Ended December 31,
	2021	2020
Net loss for basic and diluted attributable to common shareholders	$(3,887,955)	$(6,719,447)

Weighted average common stock outstanding – basic and diluted	220,962,339	108,071,277

Net loss per share of common stock – basic and diluted	$(0.02)	$(0.06)

Schedule of fair value hierarchy of the valuation techniques
	September 30,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2022	(Level 1)	(Level 2)	(Level 3)
	(Unaudited)
Assets:
Marketable securities, available-for-sale	$2,338,566	$2,338,566	$-	$-

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2021	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities, available-for-sale	$3,624,660	$3,624,660	$-	$-

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2021	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities, available-for-sale	$3,624,660	$3,624,660	$–	$–

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2020	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities, available-for-sale	$1,989,823	$1,989,823	$–	$–